Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit (Loss)	$ (54,476)	$ (36,697)	$ (36,224)	[1]
Weighted average number of shares outstanding for basic EPS (in shares)	112,432,988	95,008,518	93,767,005	[1]
Net effect of dilutive stock options (in shares)	0	0	0
Net effect of dilutive warrants (in shares)	0	0	0
Net effect of vesting of restricted stock (in shares)	0	0	0
Net effect of conversion of convertible notes (in shares)	0	0	0
Weighted average number of shares outstanding for diluted EPS (in shares)	112,432,988	95,008,518	93,767,005	[1]
Basic earnings (loss) per share (in dollars per share)	$ (0.48)	$ (0.39)	$ (0.39)	[1]
Diluted earnings (loss) per share (in dollars per share)	$ (0.48)	$ (0.39)	$ (0.39)	[1]
ADS outstanding for basic and diluted earnings (loss) per ADS (in shares)	28,108,247	23,752,130	23,441,751	[1]
Basic earnings (loss) per ADS (in dollars per share)	$ (1.94)	$ (1.54)	$ (1.55)	[1]
Diluted earnings (loss) per ADS (in dollars per share)	$ (1.94)	$ (1.54)	$ (1.55)	[1]

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.